Related Party Transactions	3 Months Ended
Mar. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions

17. RELATED PARTY TRANSACTIONS

Mubbadrah Investment LLC (“Mubbadrah”)

GES leases office space in a building it owns in Muscat, Oman to Mubbadrah along with other Mubbadrah group entities (collectively, the “Mubbadrah group entities”). GES charges rental income to the Mubbadrah group entities for the occupation of the office space, based on usage. Rental income charged by GES to the Mubbadrah group entities amounted to $0.1 million and $0.1 million for the quarters ended March 31, 2020, and 2019, respectively, in the Condensed Consolidated Statement of Operations. The outstanding balance of receivables from Mubbadrah group entities was $0.6 million and $0.6 million at March 31, 2020 and December 31, 2019, respectively. Mubbadrah is owned by Hilal Al Busaidy and Yasser Al Barami, and, collectively with Mubbadrah, they own 19% of the Company.

Heavy Equipment Manufacturing & Trading LLC (“HEMT”)

HEMT is a majority owned by Mubbadrah and Hilal Al Busaidy. HEMT is engaged by various subsidiaries of GES for services such as fabrication, manufacturing and maintenance of tools and equipment. HEMT has charged GES $0.1 million and $0.0 (zero) for the quarterly periods ended March 31, 2020, and 2019, respectively, in relation to these services.

Esnaad Solutions LLC (“Esnaad”)

Esnaad is 99% owned by Mubbadrah and is a supply chain company involved in the sourcing and procurement of products for the oil and gas industry. Esnaad has charged GES $0.0 (zero) and $0.0 (zero) for the quarterly periods ended March 31, 2020, and 2019, respectively, for the purchase of chemicals, drilling fluids, materials and supplies.

Prime Business Solutions LLC (“PBS”)

PBS is 100% owned by Mubbadrah Business Solutions LLC and is involved in the development and maintenance of Enterprise Resource Planning (“ERP”) systems.

PBS has developed and implemented the GEARS (ERP) system for GES and is currently engaged to maintain it. Charges totaling $0.6 million and $0.0 (zero) were recorded during the quarters ended March 31, 2020, and 2019, respectively, within the Condensed Consolidated Statement of Operations, for maintenance fees. As of March 31, 2020, and December 31, 2019, $0.0 (zero) and $0.4 million remains payable to PBS.

Nine Energy Service, Inc. (“Nine”)

During the quarters ended March 31, 2020, and 2019, the Company purchased $1.1 million and $0.0 (zero) million, of products and rentals from Nine. One of the Company’s directors, Andrew Waite, also serves as a director of Nine. As of March 31, 2020, and December 31, 2019, the Company had total liabilities of $5.5 million and $6.8 million, respectively, on its Condensed Consolidated Balance Sheets related to these purchases.